7. Options and Warrants (Details-Stock compensation expense) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total stock-based compensation expense	$ 3,117,807	$ 1,765,074
Option Grants
Total stock-based compensation expense	2,392,542	258,511
Stock Grants
Total stock-based compensation expense	0	0
Non-Employee Option Grants
Total stock-based compensation expense	213,265	347,138
Non-Employee Stock Grants
Total stock-based compensation expense	0	1,048,091
Non-Employee Stock Warrants
Total stock-based compensation expense	$ 512,000	$ 111,334